Pension and other post-employment benefits - Schedule of changes in fair value of plan assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [line items]
Interest income	€ (16)	€ (21)	€ (6)
Plan assets
Disclosure of fair value of plan assets [line items]
Opening balance	2,678	2,637
Interest income	106	115
Remeasurements: Return on plan assets excluding amounts included in interest income	(118)	(8)
Employer's contribution	23	28
Participants contributions	4	4
Benefits paid	(128)	(119)
Effect of curtailment or settlement	(8)	0
Exchange rate differences	79	22
Closing balance	2,636	2,678	€ 2,637
Actual return on the plan assets	€ (12)	€ 107